Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli International Growth Fund, Inc
Entity Central Index Key	0000925463
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000002883
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class AAA
Trading Symbol	GIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class AAA	$50	0.94%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli International Growth Fund underperformed its broad-based benchmark, the MSCI EAFE Index and its comparatives, the Lipper International Multi-Cap Growth Fund Classification and the MSCI EAFE Growth Index. Much of the concern in international markets is tied to uncertainty about the trade tariffs, some of which have already been determined, but repercussions are likely to be long term, and may include slower growth, higher prices, and reduced profit margins.  Further uncertainty exists around the Fed plans for lowering interest rates,and any potential rate cuts in the second half.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class AAA	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	9,236	9,028	9,556	9,183
6/17	10,367	10,909	11,097	10,877
6/18	11,332	11,712	12,189	11,809
6/19	11,977	11,900	12,759	11,890
6/20	12,591	11,337	13,331	11,879
6/21	16,016	15,069	17,516	15,969
6/22	12,041	12,458	13,395	11,951
6/23	14,746	14,876	16,155	13,848
6/24	14,872	16,674	17,727	15,079
6/25	15,882	19,731	19,808	17,645

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class AAA	13.01%	6.79%	4.75%	4.73%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Growth Index	16.22%	11.74%	8.24%	7.08%
Lipper International Multi-Cap Growth Fund Classification	17.84%	17.02%	8.24%	5.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 18,615,713
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (68,312)
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,615,713 Number of Portfolio Holdings49 Portfolio Turnover Rate7% Management Fees$(68,312)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.7%
U.S. Government Obligations	3.0%
Other Assets and Liabilities (Net)	1.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	23.6%
Industrials	15.8%
Health Care	14.6%
Materials	12.8%
Financials	9.9%
Consumer Staples	7.3%
Information Technology	5.8%
U.S. Government Obligations	3.0%
Other Industry sectors	5.9%
Other Assets and Liabilities (Net)	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hermes International SCA	6.0%
Cie Financiere Richemont SA	5.9%
Agnico Eagle Mines Ltd.	4.5%
Investor AB	4.1%
AstraZeneca plc	3.4%
L'Oreal SA	3.2%
CTS Eventim AG & Co. KGaA	2.7%
Novo Nordisk A/S	2.6%
Novartis AG	2.5%
Sony Group Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002885
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class C
Trading Symbol	GCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class C	$106	2.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli International Growth Fund underperformed its broad-based benchmark, the MSCI EAFE Index and its comparatives, the Lipper International Multi-Cap Growth Fund Classification and the MSCI EAFE Growth Index. Much of the concern in international markets is tied to uncertainty about the trade tariffs, some of which have already been determined, but repercussions are likely to be long term, and may include slower growth, higher prices, and reduced profit margins.  Further uncertainty exists around the Fed plans for lowering interest rates,and any potential rate cuts in the second half.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class C	The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,168	9,077	9,028	9,556	9,183
6/17	10,210	10,018	10,909	11,097	10,877
6/18	11,073	10,764	11,712	12,189	11,809
6/19	11,471	11,044	11,900	12,759	11,890
6/20	11,828	11,277	11,337	13,331	11,879
6/21	14,778	13,976	15,069	17,516	15,969
6/22	10,918	10,223	12,458	13,395	11,951
6/23	13,062	12,128	14,876	16,155	13,848
6/24	12,895	11,853	16,674	17,727	15,079
6/25	13,576	12,361	19,731	19,808	17,645

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class C	12.25%	5.29%	2.79%	3.11%
The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	11.25%	4.29%	2.79%	3.11%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Growth Index	16.22%	11.74%	8.24%	7.08%
Lipper International Multi-Cap Growth Fund Classification	17.84%	17.02%	8.24%	5.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 18,615,713
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (68,312)
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,615,713 Number of Portfolio Holdings49 Portfolio Turnover Rate7% Management Fees$(68,312)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.7%
U.S. Government Obligations	3.0%
Other Assets and Liabilities (Net)	1.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	23.6%
Industrials	15.8%
Health Care	14.6%
Materials	12.8%
Financials	9.9%
Consumer Staples	7.3%
Information Technology	5.8%
U.S. Government Obligations	3.0%
Other Industry sectors	5.9%
Other Assets and Liabilities (Net)	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hermes International SCA	6.0%
Cie Financiere Richemont SA	5.9%
Agnico Eagle Mines Ltd.	4.5%
Investor AB	4.1%
AstraZeneca plc	3.4%
L'Oreal SA	3.2%
CTS Eventim AG & Co. KGaA	2.7%
Novo Nordisk A/S	2.6%
Novartis AG	2.5%
Sony Group Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034314
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class I
Trading Symbol	GIIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class I	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli International Growth Fund underperformed its broad-based benchmark, the MSCI EAFE Index and its comparatives, the Lipper International Multi-Cap Growth Fund Classification and the MSCI EAFE Growth Index. Much of the concern in international markets is tied to uncertainty about the trade tariffs, some of which have already been determined, but repercussions are likely to be long term, and may include slower growth, higher prices, and reduced profit margins.  Further uncertainty exists around the Fed plans for lowering interest rates,and any potential rate cuts in the second half.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class I	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000
6/16	9,344	9,028	9,556	9,183
6/17	10,602	10,909	11,097	10,877
6/18	11,711	11,712	12,189	11,809
6/19	12,409	11,900	12,759	11,890
6/20	13,078	11,337	13,331	11,879
6/21	16,674	15,069	17,516	15,969
6/22	12,566	12,458	13,395	11,951
6/23	15,423	14,876	16,155	13,848
6/24	15,600	16,674	17,727	15,079
6/25	16,696	19,731	19,808	17,645

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class I	13.11%	7.02%	5.01%	5.26%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Growth Index	16.22%	11.74%	8.24%	7.08%
Lipper International Multi-Cap Growth Fund Classification	17.84%	17.02%	8.24%	5.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 18,615,713
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (68,312)
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,615,713 Number of Portfolio Holdings49 Portfolio Turnover Rate7% Management Fees$(68,312)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.7%
U.S. Government Obligations	3.0%
Other Assets and Liabilities (Net)	1.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	23.6%
Industrials	15.8%
Health Care	14.6%
Materials	12.8%
Financials	9.9%
Consumer Staples	7.3%
Information Technology	5.8%
U.S. Government Obligations	3.0%
Other Industry sectors	5.9%
Other Assets and Liabilities (Net)	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hermes International SCA	6.0%
Cie Financiere Richemont SA	5.9%
Agnico Eagle Mines Ltd.	4.5%
Investor AB	4.1%
AstraZeneca plc	3.4%
L'Oreal SA	3.2%
CTS Eventim AG & Co. KGaA	2.7%
Novo Nordisk A/S	2.6%
Novartis AG	2.5%
Sony Group Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002882
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class A
Trading Symbol	GAIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class A	$78	1.47%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli International Growth Fund underperformed its broad-based benchmark, the MSCI EAFE Index and its comparatives, the Lipper International Multi-Cap Growth Fund Classification and the MSCI EAFE Growth Index. Much of the concern in international markets is tied to uncertainty about the trade tariffs, some of which have already been determined, but repercussions are likely to be long term, and may include slower growth, higher prices, and reduced profit margins.  Further uncertainty exists around the Fed plans for lowering interest rates,and any potential rate cuts in the second half.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class A	The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
6/15	10,000	10,000	10,000	10,000	10,000
6/16	9,236	8,705	9,028	9,556	9,183
6/17	10,366	9,209	10,909	11,097	10,877
6/18	11,325	9,482	11,712	12,189	11,809
6/19	11,815	9,323	11,900	12,759	11,890
6/20	12,276	9,130	11,337	13,331	11,879
6/21	15,447	10,828	15,069	17,516	15,969
6/22	11,501	7,599	12,458	13,395	11,951
6/23	13,869	8,636	14,876	16,155	13,848
6/24	13,794	8,096	16,674	17,727	15,079
6/25	14,625	8,090	19,731	19,808	17,645

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class A	12.68%	6.02%	3.56%	3.87%
The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	6.20%	(0.08)%	2.34%	3.26%
MSCI EAFE Index	19.92%	18.33%	11.72%	7.03%
MSCI EAFE Growth Index	16.22%	11.74%	8.24%	7.08%
Lipper International Multi-Cap Growth Fund Classification	17.84%	17.02%	8.24%	5.84%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 18,615,713
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (68,312)
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$18,615,713 Number of Portfolio Holdings49 Portfolio Turnover Rate7% Management Fees$(68,312)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	95.7%
U.S. Government Obligations	3.0%
Other Assets and Liabilities (Net)	1.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Consumer Discretionary	23.6%
Industrials	15.8%
Health Care	14.6%
Materials	12.8%
Financials	9.9%
Consumer Staples	7.3%
Information Technology	5.8%
U.S. Government Obligations	3.0%
Other Industry sectors	5.9%
Other Assets and Liabilities (Net)	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hermes International SCA	6.0%
Cie Financiere Richemont SA	5.9%
Agnico Eagle Mines Ltd.	4.5%
Investor AB	4.1%
AstraZeneca plc	3.4%
L'Oreal SA	3.2%
CTS Eventim AG & Co. KGaA	2.7%
Novo Nordisk A/S	2.6%
Novartis AG	2.5%
Sony Group Corp.	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends